UNITED STATES

SECURITIES

AND

EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06041

The Central and Eastern Europe Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2024
Semiannual Report
to Shareholders
The Central and Eastern Europe Fund, Inc.
Ticker Symbol: CEE

Contents

The Central and Eastern Europe Fund, Inc.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment
Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
5
Letter to the Shareholders
11
Performance Summary
13
Schedule of Investments
19
Statement of Assets and Liabilities
20
Statement of Operations
21
Statements of Changes in Net Assets
22
Financial Highlights
24
Notes to Financial Statements
32
Additional Information

The Central and Eastern Europe Fund, Inc.

The Central and Eastern Europe Fund, Inc. (“the Fund”) seeks long-term capital appreciation through investment primarily in equity and equity-linked securities of issuers domiciled in Central and Eastern Europe.
Investments in funds involve risks, including the loss of principal.
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market.
Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below, or above net asset value.
Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified for purposes of the Investment
Company Act of 1940, and can take larger positions in fewer issuers, increasing its potential risk.
The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia, Russian companies, and Russian individuals in response to actions taken by Russia in recent years, including its February 2022 invasion of
Ukraine and subsequent activities. In turn Russia has imposed sanctions on Western individuals, businesses and products, and the Russian central bank has taken actions that have effectively frozen most investments by Western entities, including the Fund, in Russian companies. These sanctions have adversely affected not only the Russian economy but also the economies of many countries in Europe, including countries in
Central and Eastern Europe, and the continuation of sanctions, or the imposition of new sanctions, may have further adverse effects on Russian and European economies.
As a result of Russia’s invasion of Ukraine and the resulting dislocations, Western sanctions and Russia’s retaliatory measures, the value and liquidity of the Fund’s portfolio assets have been severely adversely affected, and its Russian investments
(some of which are in companies that are subject to sanctions) have been fair valued at zero since March 14, 2022. It is not known if the situation will improve, although the
Fund has observed occasional privately negotiated transactions in depositary receipts of non-sanctioned Russian issuers taking place (at prices that are deeply discounted from those taking place through the facilities of the Moscow Stock Exchange). In May
2024, the Fund was successful in selling depositary receipts of one non-sanctioned
Russian issuer in such a privately negotiated transaction resulting in positive impact to the Fund's net asset value.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects

The Central and Eastern Europe Fund, Inc.
on the Fund and its investments. In the case of the Fund, Russia’s invasion of Ukraine has materially adversely affected, and may continue to materially adversely affect, the value and liquidity of the Fund’s portfolio.

Letter to the Shareholders
(Unaudited)
The Central and Eastern Europe Fund, Inc.

Dear Shareholder,
For its most recent semiannual period ended April 30, 2024, the Central and Eastern Europe Fund, Inc. (“the Fund”) posted a total return in U.S.
dollars (“USD”) of 18.73% based on net asset value (“NAV”) and 16.03%
based on market price. The Fund’s benchmark, the MSCI Emerging
Markets Eastern Europe Index, returned 20.41% during the same period.
1
The Fund traded at an average discount to NAV of 0.94% for the period in review, compared with an average premium of 18.76% for the same period a year earlier.
Performance Discussion
With the removal of Russia from the benchmark in March of 2022, Poland is by far the biggest country in our Central and Eastern Europe (CEE)
market investment universe, followed by Hungary and the Czech Republic.
The CEE markets continued to rally over the six-month reporting period ending April 30, 2024, despite the ongoing hostilities in Ukraine.
Sentiment with respect to Poland continued to benefit from last fall’s election of a government anticipated to pursue policies that should be significantly more market friendly and supportive of the European Union
(EU) framework than the prior government, Polish banks continued to
Country Breakdown
(As a % of Net Assets) 4/30/24 10/31/23
Poland 70% 67%
Hungary 18% 17%
Moldova 3% 4%
Czech Republic 3% 5%
Austria 2% 2%
Portugal 1% —
United Kingdom 1% 2%
Kazakhstan 0% 0%
France 0% 0%
Russia 0% 0%
Cash* 2% 3%
100% 100%
* Includes Cash Equivalents and Other Assets and Liabilities, Net.

The Central and Eastern Europe Fund, Inc.
be the strongest driver of positive returns within the CEE region, and our significant position in Polish Alior Bank SA was among the Fund’s leading individual contributors. That said, the Fund has a fundamental policy of not concentrating its investments, which means that investment into any single industry subsector is for the purposes of the Investment
Company Act of 1940, limited to a maximum of 25% of net assets. As the subsector “Diversified Banks” constitutes the largest weight within the
Fund’s benchmark at well over 25% (44% at April 30,2024), the Fund is structurally underweight the subsector, and this weighed down on relative performance for the six months.
Another leading contributor was construction firm Budimex SA, which has continued to benefit from infrastructure-related investments and increased EU funding. Similarly, results for aluminum profile and component producer Grupa Kety SA have been boosted by infrastructure investments and the stock was among the leading contributors as well.
The Fund initiated a position in the Warsaw Stock Exchange in anticipation of increased activity in Polish capital markets following the recent change of government, and this also proved beneficial.
On the downside, within communication services video game developers have continued to struggle, and the Fund’s position in 11 bit studios
SA and lack of exposure to one of its larger competitors weighed on performance. The Fund‘s exposure to Polish utilities also detracted, although this was partially offset by a significant underweight to Czech utility CEZ AS, which has seen its results suffer from weak electricity demand.
Sector Diversification
(As a % of Equity Securities) 4/30/24 10/31/23
Financials 36% 36%
Energy 16% 17%
Consumer Discretionary 11% 11%
Consumer Staples 8% 10%
Utilities 8% 8%
Industrials 5% 4%
Communication Services 5% 4%
Health Care 5% 5%
Materials 5% 5%
Real Estate 1% —
100% 100%

The Central and Eastern Europe Fund, Inc.

In country terms, selection within Poland weighed most heavily on performance, while an underweight to the Czech Republic led contributions.
Market Outlook
In our view, the outlook for emerging European economies remains promising with Poland offering the broadest range of potentially supportive catalysts for stock performance. Remnants of Poland’s former government such as the President and central bank governor will remain in place for some time, which may hinder the ambitions of the new coalition government. Nonetheless, the new government is making slow but steady progress in moving the country back to a more market-friendly position, replacing managements in state-owned companies and subsidizing the consumer in a more targeted way while unlocking significant EU funds.
More broadly, the Polish economy is bolstered by a strong small and medium-sized company segment, a large domestic market, and now access to a skilled Ukrainian labor force. Poland attracts roughly the same amount of investment as neighboring Germany, despite its smaller
Ten Largest Equity Holdings at April 30, 2024
(63.2% of Net Assets) Country Percent
1 . ORLEN SA Poland 10.4%
2 . Powszechny Zaklad Ubezpieczen SA Poland 9.6%
3 . Bank Polska Kasa Opieki SA Poland 8.6%
4 . LPP SA Poland 6.2%
5 . OTP Bank Nyrt Hungary 5.9%
6 . Powszechna Kasa Oszczednosci Bank Polski SA Poland 5.4%
7 . Richter Gedeon Nyrt Hungary 5.1%
8 . MOL Hungarian Oil & Gas PLC Hungary 4.7%
9 . Dino Polska SA Poland 3.8%
10 . Purcari Wineries PLC Moldova 3.5%
Portfolio holdings and characteristics are subject to change and not indicative of future portfolio composition.
For more details about the Fund’s investments, see the Schedule of Investments commencing on page 10. For additional information about the Fund, including performance, dividends, presentations, press releases, market updates, daily NAV and shareholder reports, please visit dws.com.

The Central and Eastern Europe Fund, Inc.
population and lower per capita GDP. Poland’s lower dependence on cheap electricity than some neighboring countries such as Germany has allowed its economy to adjust more quickly to the impact of the Russia-
Ukraine conflict even as it has benefited from the integration of Ukrainian workers. All of this bodes well for corporate activity and consumer demand, and we expect the Polish stock market to continue to attract inflows from global investors.
Of course, the CEE neighborhood is difficult, and any further deterioration of the situation in Ukraine would put the risk of Russian aggression into focus. To the west, the weakened German economy is exacting a toll on those economies geared towards exports, such as the Czech Republic and
Hungary. As such, the Fund’s portfolio reflects a focus on companies with more diversified end markets.
Russian Holdings Developments
As previously reported, the Fund's Russian holdings have been valued at zero since March 14, 2022 in light of measures adopted by the Russian
Central Bank and Government, as well as sanctions implemented by the United States and other countries in response to Russia's invasion of Ukraine. The effects of the sanctions and measures adopted by the
Russian Central Bank and Government are far-reaching and include, among others, the freezing of certain Russian assets held by entities, such as the Fund, that are organized in countries viewed as “unfriendly” by the
Russian Government. We have been monitoring the situation closely and have observed occasional privately negotiated transactions in depositary receipts of non sanctioned Russian issuers taking place (at prices that are deeply discounted from those taking place through the facilities of the Moscow Stock Exchange). In May 2024, the Fund was successful in selling depositary receipts of one non-sanctioned Russian issuer in such a privately negotiated transaction, resulting in positive impact to the Fund's net asset value.
The Fund will continue to monitor developments in this area and may make further opportunistic sales of depositary receipts for Russian securities to the extent that such sales are deemed to be in the best interests of the Fund and its stockholders and consistent with applicable sanctions and other laws and regulations. However, there can be no

The Central and Eastern Europe Fund, Inc.

assurances that any further such sales will be feasible or considered to be in the best interests of the Fund. Also, it should be noted that three of the Fund's remaining 16 positions in Russian securities are “local shares”
which cannot currently be sold by the Fund. In addition, four positions are in securities of issuers that are subject to U.S. sanctions such that it would not be possible for the Fund to sell them, absent receipt of special permissions granted by the U.S., which permissions are unlikely to be forthcoming if requested at the present time. Given the current uncertainties, the Fund continues to value certain Russian securities at zero unless the Fund has received a recent bid for the security and the sale of the security would be permissible under applicable sanctions and other laws and regulations, in which case the security will be fair valued in accordance with the Fund's valuation procedures. In the event the sale of a specific security has been agreed and the Fund has concluded that the settlement of the transaction is permissible by the applicable sanctions and other laws and regulations and is highly likely, the security then will be valued at the trade price.
In closing, we very much regret to report the recent passing of Walter C.
Dostmann, who served as a Director of the Fund since 2015. He made valuable contributions to the success of the Fund through his wise counsel as a Director and service on committees of the Board, including as
Chairman of the Audit Committee.
Sincerely,
The views expressed in the preceding discussion regarding portfolio management matters are only through the end of the period of the report as stated on the cover.
Portfolio management’s views are subject to change at any time based on market and other conditions and should not be construed as recommendations. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk, including geopolitical and other risks.
Sebastian Kahlfeld
Portfolio Manager
Hepsen Uzcan
Interested Director, President
and Chief Executive Officer

The Central and Eastern Europe Fund, Inc.
1
The MSCI Emerging Markets Eastern Europe Index is a free-float weighted equity Index that is designed to capture large- and mid-cap representation across three emerging market countries in Eastern Europe (Czech Republic, Hungary, and Poland). MSCI Inc. is a provider of equity and fixed income market indices. Effective March 9, 2022, MSCI Inc. removed Russian securities from the MSCI Emerging Markets Eastern Europe Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly in the MSCI Emerging Markets Eastern Europe Index.

Performance Summary
April 30, 2024 (Unaudited)
The Central and Eastern Europe Fund, Inc.

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and net asset value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the most recent performance of the Fund.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Growth of an Assumed $10,000 Investment
Yearly periods ended April 30
The growth of $10,000 is cumulative.
Average Annual Total Returns
as of 4/30/24
6-Month
‡
1-Year 5-Year 10-Year
Net Asset Value
(a)
18.73% 27.95% (15.95)% (7.09)%
Market Price
(a)
16.03% 20.89% (14.79)% (6.42)%
MSCI Emerging Markets Eastern Europe
Index
(b)
20.41% 30.92% (19.52)% (8.66)%
Blended Index N/A N/A N/A (9.52)%
(c)

The Central and Eastern Europe Fund, Inc.
a
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of income and capital gain distributions, if any. Total returns based on net asset value and market price will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares trade during the period. Expenses of the Fund include investment advisory and administration fees and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the
Fund for the six months ended April 30, 2024 was 1.26%.
b
The MSCI Emerging Markets Eastern Europe Index is a free-float weighted equity index that is designed to capture large and mid cap representation across three emerging markets countries in Eastern Europe (Czech Republic, Hungary, and Poland).
Effective March 9, 2022, MSCI Inc. removed Russian securities from the MSCI
Emerging Markets Eastern Europe Index.
c
Blended Index represents: MSCI Emerging Markets Europe Index from May 1, 2014 through February 29, 2016; MSCI Emerging Markets Europe ex Greece Index from
March 1, 2016 through July 31, 2017; and the current index, MSCI Emerging Markets
Eastern Europe Index since August 1, 2017.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
‡
Total returns shown for periods less than one year are not annualized.
Net Asset Value and Market Price
As of 4/30/24 As of 10/31/23
Net Asset Value
$
9.85
$
8.60
Market Price
$
9.46
$
8.46
Prices and Net Asset Value fluctuate and are not guaranteed.
Distribution Information
Per Share
Six Months as of 4/30/24:
Income Distribution
$
0.37
Distributions are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Schedule of Investments
as of April 30, 2024 (Unaudited)
The accompanying notes are an integral part of the financial statements.
The Central and Eastern Europe Fund, Inc.

Shares Value ($)
Poland  69.5%
Common Stocks
Air Freight & Logistics 0.5%
InPost SA* 20,000 323,510
Banks 16.1%
Alior Bank SA* 52,500 1,346,387
Bank Polska Kasa Opieki SA 130,000 5,428,042
Powszechna Kasa Oszczednosci Bank Polski SA 225,000 3,374,305
10,148,734
Broadline Retail 3.3%
Allegro.eu SA 144A* 247,775 2,082,289
Capital Markets 1.3%
Warsaw Stock Exchange 71,430 794,157
Commercial Services & Supplies 1.0%
Mo-BRUK SA 7,500 603,150
Construction & Engineering 2.7%
Budimex SA 10,000 1,698,579
Consumer Staples Distribution & Retail 3.8%
Dino Polska SA 144A* 25,000 2,408,277
Diversified Telecommunication Services 2.2%
Orange Polska SA 700,000 1,359,358
Electric Utilities 4.7%
Enea SA* 375,000 784,744
PGE Polska Grupa Energetyczna SA* 1,100,000 1,654,552
Tauron Polska Energia SA* 750,000 540,148
2,979,444
Entertainment 0.5%
11 bit studios SA* 2,250 310,747
CD Projekt SA 100 2,928
313,675
Household Durables 0.5%
Dom Development SA 7,500 326,868
Insurance 9.6%
Powszechny Zaklad Ubezpieczen SA 475,000 6,018,036
Interactive Media & Services 0.5%
Wirtualna Polska Holding SA (Registered) 11,000 325,584
Machinery 0.1%
Grenevia SA* 150,000 90,056
Metals & Mining 4.3%
Grupa Kety SA 3,750 781,501
KGHM Polska Miedz SA 55,000 1,911,241
2,692,742

The accompanying notes are an integral part of the financial statements.

The Central and Eastern Europe Fund, Inc.
Shares Value ($)
Oil, Gas & Consumable Fuels 10.4%
ORLEN SA 400,000 6,566,028
Professional Services 0.5%
Benefit Systems SA 500 340,951
Real Estate Management & Development 1.3%
Develia SA 275,000 451,143
Murapol SA* 32,500 342,866
794,009
Textiles, Apparel & Luxury Goods 6.2%
LPP SA† 1,000 3,886,350
Total Poland (Cost $30,363,252) 43,751,797
Hungary  17.7%
Common Stocks
Banks 5.9%
OTP Bank Nyrt 75,000 3,732,057
Diversified Telecommunication Services 2.0%
Magyar Telekom Telecommunications PLC (ADR) 500,000 1,265,892
Oil, Gas & Consumable Fuels 4.7%
MOL Hungarian Oil & Gas PLC 360,000 2,962,680
Pharmaceuticals 5.1%
Richter Gedeon Nyrt 125,000 3,192,071
Total Hungary (Cost $7,449,212) 11,152,700
Moldova  3.5%
Common Stocks
Beverages 3.5%
Purcari Wineries PLC (Registered) (Cost $1,561,230) 704,312 2,178,238
Czech Republic  2.7%
Common Stocks
Banks 0.0%
Komercni Banka AS* 500 18,462
Moneta Money Bank AS 144A 1,000 4,039
22,501
Electric Utilities 2.7%
CEZ AS 45,000 1,662,561
Total Czech Republic (Cost $1,677,295) 1,685,062

The accompanying notes are an integral part of the financial statements.
The Central and Eastern Europe Fund, Inc.

Shares Value ($)
Austria  2.4%
Common Stocks
Banks 2.4%
Erste Group Bank AG 32,500 1,524,296
Oil, Gas & Consumable Fuels 0.0%
OMV AG 100 4,777
Total Austria (Cost $985,731) 1,529,073
Portugal  1.0%
Common Stocks
Consumer Staples Distribution & Retail 1.0%
Jeronimo Martins SGPS SA (Cost $665,930) 30,000 620,612
United Kingdom  0.8%
Common Stocks
Broadline Retail 0.8%
Pepco Group NV (Registered) (Cost $886,438)*
†
100,000 476,590
Kazakhstan  0.4%
Common Stocks
Metals & Mining 0.4%
Polymetal International PLC (Cost $1,244,170)* 75,000 264,750
France  0.0%
Common Stocks
Oil, Gas & Consumable Fuels 0.0%
TotalEnergies SE (Cost $4,732) 100 7,333
Russia  0.0%
Common Stocks
Banks 0.0%
Sberbank of Russia PJSC** (a) 3,600,000 0
TCS Group Holding PLC (GDR) (Registered)* (a) 87,331 0
0
Broadline Retail 0.0%
Ozon Holdings PLC (ADR)* (a) 60,000 0
Chemicals 0.0%
PhosAgro PJSC (GDR) (Registered)* (a) 90,000 0
Consumer Staples Distribution & Retail 0.0%
Fix Price Group PLC (GDR) (Registered) (a) 125,000 0
Magnit PJSC** (a) 63,909 0
X5 Retail Group NV (GDR) (Registered)* (a) 137,884 0
0

The accompanying notes are an integral part of the financial statements.

The Central and Eastern Europe Fund, Inc.
Shares Value ($)
Interactive Media & Services 0.0%
Yandex NV ''A''* (a) 188,000 0
Metals & Mining 0.0%
Alrosa PJSC** (a) 1,670,000 0
MMC Norilsk Nickel PJSC (ADR)* (a) 50,000 0
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)*
(a) 74,569 0
Polyus PJSC (GDR) (Registered)* (a) 20,000 0
0
Oil, Gas & Consumable Fuels 0.0%
Gazprom PJSC** (a) 5,000,000 0
Lukoil PJSC** (a) 209,500 0
Novatek PJSC (GDR) (Registered)* (a) 37,500 0
Tatneft PJSC (ADR)*
†
(a) 100,000 0
0
Wireless Telecommunication Services 0.0%
Mobile Telesystems PJSC (ADR)* (a) 250,000 0
Total Russia (Cost $64,669,421) 0
Securities Lending Collateral 7.4%
DWS Government & Agency Securities Portfolio ''DWS
Government Cash Institutional Shares'', 5.23%
(Cost $4,684,233) (b) (c) 4,684,233 4,684,233
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.35%
(Cost $690,381) (c) 690,381 690,381
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $114,882,025) 106.5 67,040,769
Other Assets and Liabilities, Net
(6.5) (4,075,985)
Net Assets
100.0 62,964,784

The accompanying notes are an integral part of the financial statements.
The Central and Eastern Europe Fund, Inc.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub- group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.
A summary of the Fund’s transactions with affiliated investments during the period ended April
30, 2024 are as follows:
Net
Change
Value ($) at
10/31/2023
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
4/30/2024
Value ($)
at
4/30/2024
Securities Lending Collateral 7.4%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.23% (b)
(c)
1,788,397 2,895,836(d) – – – 9,929 – 4,684,233 4,684,233
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 5.35% (c)
2,025,993 6,423,624 7,759,236 – – 39,221 – 690,381 690,381
3,814,390 9,319,460 7,759,236 – – 49,150 – 5,374,614 5,374,614
* Non-income producing security.
** Non-income producing security; due to applicable sanctions, dividend income was not recorded.
†
All or a portion of these securities were on loan. The value of all securities loaned at
April 30, 2024 amounted to $4,163,857, which is 6.6% of net assets.
(a) Investment was valued using significant unobservable inputs.
(b) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2024.
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt (See Note E in the Notes to the Financial Statements)
GDR: Global Depositary Receipt (See Note E in the Notes to the Financial Statements)
PJSC: Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

The Central and Eastern Europe Fund, Inc.
(e) See Schedule of Investments for additional detailed categorizations .
During the period ended April 30, 2024, the amount of transfers between Level 3 and Level
1 was $210,938. The investments were transferred from Level 3 to Level 1 due to increase in market activity.
Transfers between price levels are recognized at the beginning of the reporting period.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the
Financial Statements.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (e)
Poland $ 43,751,797 $ — $ — $ 43,751,797
Hungary 11,152,700 — — 11,152,700
Moldova 2,178,238 — — 2,178,238
Czech Republic 1,685,062 — — 1,685,062
Austria 1,529,073 — — 1,529,073
Portugal 620,612 — — 620,612
United Kingdom 476,590 — — 476,590
Kazakhstan 264,750 — — 264,750
France 7,333 — — 7,333
Russia — — 0 0
Short-Term Instruments (e) 5,374,614 — — 5,374,614
Total $ 67,040,769 $ — $ 0 $ 67,040,769

Statement of Assets and Liabilities
The accompanying notes are an integral part of the financial statements.
The Central and Eastern Europe Fund, Inc.

as of April 30, 2024 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $109,507,411) —
including $4,163,857 of securities loaned $ 61,666,155
Investment in DWS Central Cash Management Government Fund
( cost $690,381) 690,381
Investment in DWS Government & Agency Securities Portfolio
(cost $ 4,684,233)* 4,684,233
Foreign currency, at value (cost $34,420) 30,289
Receivable for investments sold 173,135
Dividends receivable 630,923
Foreign taxes recoverable 227,930
Interest receivable 9,060
Other assets 30,944
Total assets 68,143,050
Liabilities
Payable upon return of securities loaned 4,684,233
Payable for investments purchased 378,004
Investment advisory fee payable 19,189
Administration fee payable 10,234
Payable for Directors' fees and expenses 4,913
Accrued expenses and other liabilities 81,693
Total liabilities 5,178,266
Net assets $ 62,964,784
Net Assets Consist of
Distributable earnings (loss) (118,113,393)
Paid-in capital 181,078,177
Net assets $ 62,964,784
Net Asset Value
Net assets value per share
($62,964,784 ÷ 6,395,607 shares of common stock issued and
outstanding, $.001 par value, 80,000,000 shares authorized) $ 9.85
*   Represents collateral on securities loaned.

Statement of Operations
The accompanying notes are an integral part of the financial statements.

The Central and Eastern Europe Fund, Inc.
for the six months ended April 30, 2024 (Unaudited)
Net Investment Income
Income:
Dividends (net of foreign withholding taxes of $115,578) $ 729,285
Income distributions — DWS Central Cash Management Government
Fund 39,221
Securities lending income, net of borrower rebates 9,929
Total investment income 778,435
Expenses:
Investment advisory fee 225,354
Administration fee 60,095
Custody and accounting fee 46,496
Services to shareholders 5,170
Reports to shareholders and shareholder meeting expenses 21,643
Directors' fees and expenses 34,762
Legal fees 38,938
Audit and tax fees 26,208
NYSE listing fee 11,820
Insurance 8,084
Miscellaneous 13,404
Total expenses before expense reductions 491,974
Expense reductions (112,677)
Total expenses after expense reductions 379,297
Net investment income 399,138
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments (626,612)
Foreign currency (6,421)
Net realized gain (loss) (633,033)
Change in net unrealized appreciation (depreciation) on:
Investments 10,380,397
Foreign currency 10,247
Change in net unrealized appreciation (depreciation) 10,390,644
Net gain (loss) 9,757,611
Net increase (decrease) in net assets resulting from operations $ 10,156,749

Statements of Changes in Net Assets
The accompanying notes are an integral part of the financial statements.
The Central and Eastern Europe Fund, Inc.

Increase (Decrease) in Net Assets
Six Months
Ended
April 30, 2024
(Unaudited)
Year Ended
October 31,
2023
Operations:
Net investment income (loss)   $ 399,138   $ 1,827,198
Net realized gain (loss) (633,033) (2,161,06 4 )
Change in net unrealized appreciation (depreciation) 10,390,644 18,200,01 6
Net increase (decrease) in net assets resulting from
operations 10,156,749 17,866,150
Distributions to shareholders (2,300,273) (1,484,719)
Fund share transactions:
Net proceeds from reinvestment of distributions 923,591 735,381
Net increase (decrease) in net assets from Fund share
transactions 923,591 735,381
Total increase (decrease) in net assets 8,780,067 17,116,812
Net assets at beginning of period 54,184,717 37,067,905
Net assets at end of period   $ 62,964,784   $ 54,184,717
Other Information
Shares outstanding at beginning of period 6,300,392 6,220,022
Shares issued from reinvestment of distributions 95,215 80,370
Shares outstanding at end of period 6,395,607 6,300,392

Financial Highlights
The accompanying notes are an integral part of the financial statements.

The Central and Eastern Europe Fund, Inc.
Six Months
Ended 4/30/24 Years Ended October 31,
(Unaudited)   2023 2022 2021 2020 2019
Per Share Operating Performance
Net asset value, beginning of
period
$
8.60
$
5.96
$
35.19
$
22.01
$
31.60
$
26.98
Income (loss) from investment operations:
Net investment income
(loss)
a
.06 .29 .31 .90 1.00
d
1.32
Net realized and unrealized
gain (loss) on investments
and foreign currency 1.55 2.57 (28.64) 13.01 (9.21) 4.24
Total from investment
operations 1.61 2.86 (28.33) 13.91 (8.21) 5.56
Less distributions from:
Net investment income (.37) (.24) (.95) (.92) (1.46) (1.01)
Increase (dilution) in net
asset value from dividend
reinvestment .01 .02 (.02) (.02) (.03) (.03)
Increase resulting from share
repurchases — — .07 .21 .11 .10
Net asset value, end of period
$
9.85
$
8.60
$
5.96
$
35.19
$
22.01
$
31.60
Market value, end of period
$
9.46
$
8.46
$
7.05
$
31.32
$
18.33
$
27.34
Total Investment Return for the Period
b
Based upon market value (%) 16.03
**
23.13 (76.57) 77.46 (29.42) 23.97
Based upon net asset value
c
(%) 18.73
**
47.81 (82.33) 65.86 (26.61) 21.90

Financial Highlights (continued)
The accompanying notes are an integral part of the financial statements.
The Central and Eastern Europe Fund, Inc.

Six Months
Ended 4/30/24 Years Ended October 31,
(Unaudited)   2023 2022 2021 2020 2019
Ratios to Average Net Assets
Total expenses before expense
reductions (%) 1.63
*
1.71 1.67 1.18 1.24 1.29
Total expenses after expense
reductions (%) 1.26
*
1.34 1.51 1.18 1.24 1.29
Net investment income (%) 0.66
**
3.76 2.12 2.95 3.71
d
4.59
Portfolio turnover (%) 13
**
40 35 31 43 32
Net assets at end of period
($ thousands) 62,965 54,185 37,068 221,580 144,813 212,094
a
Based on average shares outstanding during the period.
b
Total investment return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of dividend and capital gain distributions, if any.
These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
c
Total return would have been lower had certain expenses not been reduced.
d
Net investment income per share includes $258,629 of non-recurring foreign dividend reclaims and $5,373 of non-recurring related interest amounting to $0.04 per share.
Excluding these non-recurring amounts, the net investment income ratio would have been 3.57%.
*
Annualized.
**
Not annualized.

The Central and Eastern Europe Fund, Inc.
Notes to Financial Statements
(Unaudited)
A. Accounting Policies
The Central and Eastern Europe Fund, Inc. (the “Fund”) is a non-diversified, closed-end management investment company incorporated in Maryland.
The Fund commenced investment operations on March 6, 1990.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation.
The Fund calculates its net asset value (“NAV”) per
share for publication at the close of regular trading on Deutsche Börse
XETRA, normally at 11:30 a.m., New York time.
The Fund’s Board has designated DWS International GmbH (the “Advisor”)
as the valuation designee for the Fund pursuant to Rule 2a-5 under the
1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”)
typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level
1 includes quoted prices in active markets for identical securities. Level
2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade prior to the time of valuation. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued and traded at their NAV each business day and are categorized as Level 1.

The Central and Eastern Europe Fund, Inc.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the
Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and, with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.
Securities Transactions and Investment Income.
Investment transactions
are accounted for on a trade date plus one basis for daily NAV calculation.
However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Due to the impact of sanctions and other regulations and requirements, dividend income may not be recorded.
Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) for investments.
Securities Lending.
National Financial Services LLC (Fidelity Agency
Lending), as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement.
During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the

The Central and Eastern Europe Fund, Inc.
securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended April 30, 2024, the Fund invested the cash collateral into a joint trading account in an affiliated money market funds, including DWS Government & Agency
Securities Portfolio, managed by DWS Investment Management Americas,
Inc. DWS Investment Management Americas, Inc. receives a management/
administration fee (0.12% annualized effective rate as of April 30, 2024)
on the cash collateral invested in DWS Government & Agency Securities
Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2024, the Fund had securities on loan which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.
As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Foreign Currency Translation.
The books and records of the Fund are
maintained in United States dollars.
Assets and liabilities denominated in foreign currency are translated into United States dollars at the prevailing exchange rates at period end.
Purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Contingencies.
In the normal course of business, the Fund may enter into
contracts with service providers that contain general indemnification

The Central and Eastern Europe Fund, Inc.

clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the
Fund expects the risk of loss to be remote.
Taxes.
The Fund’s policy is to comply with the requirements of the Internal
Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At October 31, 2023, the Fund had a net tax basis capital loss carryforward of approximately $69,398,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($17,384,000)
and long-term losses ($52,014,000).
At April 30, 2024, the aggregate cost of investments for federal income tax purposes was $115,019,782. The net unrealized depreciation for all investments based on tax cost was $47,979,013. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $20,419,281 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $68,398,294.
The Fund has reviewed the tax positions for the open tax years as of
October 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examinations by the Internal Revenue Service.
Dividends and Distributions to Shareholders.
The Fund records dividends
and distributions to its shareholders on the ex-dividend date. The timing and character of certain income and capital gain distributions are determined annually in accordance with United States federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications

The Central and Eastern Europe Fund, Inc.
among certain of its capital accounts without impacting the NAV of the
Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
B. Investment Advisory and Administration Agreements
The Fund is party to an Investment Advisory Agreement with DWS
International GmbH (“DWSI”). The Fund also has an Administration
Agreement with DWS Investment Management Americas, Inc. (“DIMA”).
DWSI and DIMA are affiliated companies.
Under the Investment Advisory Agreement with DWSI, DWSI directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. DWSI determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The Investment Advisory Agreement provides DWSI with a fee, computed weekly and payable monthly, at the annual rate of 0.75% of the Fund’s average weekly net assets up to and including $100 million, 0.60% of such assets in excess of $100 million and up to and including $500 million,
0.55% of such assets in excess of $500 million and up to and including
$750 million, and 0.50% of such assets in excess of $750 million. In addition, DWSI has agreed to implement a temporary partial fee waiver.
Effective February 24, 2022, the fee payable by the Fund to DWSI was reduced by 50% until further notice (but through at least December 31,
2024) by DWSI to the Fund.
Accordingly, for the six months ended April 30, 2024, the fee pursuant to the Investment Advisory Agreement aggregated $225,354, of which
$112,677 was waived resulting in an annualized rate of 0.37% of the
Fund’s average weekly net assets.
Under the Administration Agreement with DIMA, DIMA provides certain fund administration services to the Fund. The Administration Agreement provides DIMA with an annual fee, computed weekly and payable monthly, of 0.20% of the Fund’s average weekly net assets.
C. Transactions with Affiliates
DWS Service Company (“DSC”), an affiliate of DIMA, is the transfer agent, dividend-paying agent and shareholder service agent of the
Fund. Pursuant to a sub-transfer agency agreement between DSC and
SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent and dividend-paying agent functions to SS&C. DSC compensates SS&C out of the fee it receives from the Fund. For the six months ended April 30, 2024, the amount charged to the Fund by DSC included in the Statement of

The Central and Eastern Europe Fund, Inc.

Operations under “Services to shareholders” aggregated $4,513, of which
$763 is unpaid.
Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended April 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders and shareholder meeting expenses” aggregated $4,600, of which all is unpaid.
Deutsche Bank AG, the majority shareholder in the DWS Group, and its affiliates may receive brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Fund, that the
Board determined were effected in compliance with the Fund’s Rule 17e-1 procedures. For the six months ended April 30, 2024, Deutsche Bank did not receive brokerage commissions from the Fund.
Certain Officers of the Fund are also officers of DIMA.
The Fund pays each Director who is not an “interested person” of DIMA or DWS International GmbH retainer fees plus specified amounts for attended board and committee meetings.
The Fund may invest cash balances in DWS Central Cash Management
Government Fund, which is managed by DIMA. The Fund indirectly bears its proportionate share of the expenses of DWS Central Cash Management
Government Fund. DWS Central Cash Management Government Fund
does not pay DIMA an investment management fee. DWS Central Cash
Management Government Fund seeks maximum current income to the extent consistent with stability of principal.
D. Portfolio Securities
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2024 were $7,768,903 and
$8,246,401, respectively.
E. Investing in Emerging Markets in Central and Eastern Europe
Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include currency fluctuations, high rates of inflation or deflation, repatriation restrictions on income and capital, and adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, may be subject to government ownership controls or delayed settlements and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

The Central and Eastern Europe Fund, Inc.
The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia in response to Russian military and other actions, including Russia’s February 2022 invasion of
Ukraine. Countermeasures imposed by Russia have had, and continue to have, an adverse impact on the local operating conditions and introduced severe limitations on the activities available to non-resident investors in the Russian market and with any holdings of Russian domestic and non-
domestic securities held in other locations. These events have negatively affected the value of many of the Fund’s portfolio investments, particularly its Russian investments (some of which are in companies affected by the sanctions), most of which have been valued at zero since March 14,
2022, and may continue to be so valued for an indefinite period. For more information on the valuation of the Fund's Russian investments, see Russian Holdings Developments in the Letter of Shareholders, above.
These circumstances have resulted in market disruptions, inability to conduct normal market purchase and sale transactions, impacts to receipt of dividend income as well as the introduction of asset transfer restrictions and the adoption of currency restrictions prohibiting the repatriation of, or further investment of, Russian ruble income received on securities. On April 16, 2022, the Russian Federation adopted Federal
Law No. 114-FZ, which relates to the mandatory termination by Russian incorporated issuers of depository receipt (“DR”) programs (the “DR Law”).
The DR Law provides for the mandatory termination of DR programs by all Russian incorporated issuers unless an express permission is obtained by the issuer from the relevant Russian authority to retain the issuer’s
DR program. Since April 27, 2022, the DR Law’s effective date, all voting and dividend rights attached to the shares underlying outstanding DRs have been suspended. With respect to its holdings of Russian DRs, the
Fund participated in four mandatory share conversion schemes while complying with restrictions imposed by sanctions. Due to the frequently changing regulatory and market environment and complexity in processing, no assurance can be given that additional DR exchanges will occur. The various sanctions have adversely affected, and may continue to adversely affect, not only Russian individuals, Russian issuers, and the
Russian economy, but also the economies of many countries in Europe, including Central and Eastern Europe. Russia’s invasion of Ukraine and the resulting sanctions have adversely affected, and may continue to adversely affect, global energy and financial markets, as well as markets for some agricultural products, potentially affecting the value of the
Fund’s investments even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The continuation of current sanctions or the imposition of additional sanctions may further materially adversely affect the value and liquidity of the Fund’s portfolio, and measures taken since Russia’s invasion of Ukraine have resulted in the freezing of Russian assets held by the Fund and it is not known when or if this situation will improve, although the Fund has observed occasional

The Central and Eastern Europe Fund, Inc.

privately negotiated transactions in depositary receipts of non-sanctioned
Russian issuers taking place (at prices that are deeply discounted from those taking place through the facilities of the Moscow Stock Exchange).
The situation with Russia continues to evolve and remains fluid. The severity and duration of Russia’s military actions, resulting sanctions and resulting market disruptions are impossible to predict, but they continue to be substantial.
F. Capital
During the six months ended April 30, 2024, and the year ended October
31, 2023, the Fund did not purchase any shares of its common stock.
During the six months ended April 30, 2024 and the year ended October
31, 2023, the Fund issued for dividend reinvestment 95,215 and 80,370 shares, respectively. The average premium of these issued shares, comparing the issue price to the NAV per share at the time of issuance, was 4.52% and 22.42%, respectively.
G. Share Repurchases
On July 29, 2022, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 622,066 shares during the period from
August 1, 2022 through July 31, 2023. On July 28, 2023, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 630,039 shares during the period from August 1, 2023 through July 31,
2024. The Fund did not repurchase shares between November 1, 2022 and April 30, 2024.
Repurchases will be made from time to time when they are believed to be in the best interests of the Fund. There can be no assurance that the
Fund’s repurchases will reduce the spread between the market price of the Fund’s shares referred to below and its NAV per share.
Monthly updates concerning the Fund’s repurchase program are available on its Web site at dws.com .
H. Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At April 30, 2024, there were two shareholders that each held approximately 6% of the outstanding shares of the Fund.

Additional Information

The Central and Eastern Europe Fund, Inc.
Automated
Information Lines
DWS Closed-End Fund Info Line
(800) 349-4281
Web Site dws.com
Obtain fact sheets, financial reports, press releases and webcasts when available.
Written
Correspondence
DWS
Attn: Secretary of the DWS Funds
100 Summer Street
Boston, MA 02110
Legal Counsel Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004
Dividend
Reinvestment
Plan Agent
SS&C GIDS, Inc.
333 W. 11th Street, 5th Floor
Kansas City, MO 64105
Shareholder
Service Agent and
Transfer Agent
DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 437-6269
Custodian Brown Brothers Harriman & Company
50 Post Office Square
Boston, MA 02110
Independent
Registered Public
Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Proxy Voting A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available on our web site
— dws.com/en-us/resources/proxy-voting — or on the SEC's web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at
(800) 437-6269.

The Central and Eastern Europe Fund, Inc.

Portfolio Holdings Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund's Form N-PORT and will be available on the SEC's Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Investment
Management
DWS International GmbH, which is part of DWS Group, is the
investment advisor for the Fund. DWS International GmbH provides a full range of investment advisory services to both institutional and retail clients. DWS International GmbH is a direct, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
Voluntary Cash
Purchase Program
and Dividend
Reinvestment Plan
The Fund offers shareholders a Voluntary Cash Purchase Program and Dividend Reinvestment Plan (“Plan”) which provides for
optional cash purchases and for the automatic reinvestment of dividends and distributions payable by the Fund in additional Fund shares. Plan participants may invest as little as $100 in any month and may invest up to $36,000 annually. The Plan allows current shareholders who are not already participants in the Plan and first time investors to enroll in the Plan by making an initial cash deposit of at least $250 with the plan agent. Share purchases are combined to receive a beneficial brokerage fee. A brochure is available by writing or telephoning the transfer agent:
DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
Tel.: 1-800-437-6269
NYSE Symbol CEE
Nasdaq Symbol XCEEX
CUSIP Number 153436100

Notes

There are three closed-end funds investing in European equities advised and administered by wholly owned subsidiaries of the DWS
Group:
The Central and Eastern Europe Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Central and Eastern Europe (with normally at least 80% in securities of issuers domiciled in countries in Central and Eastern Europe).
The European Equity Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Europe (with normally at least 80% in securities of issuers domiciled in Europe).
The New Germany Fund, Inc. — investing primarily in equity or equity-linked securities of middle market German companies with up to 20% in other Western European companies (with no more
than 15% in any single country).
Please consult your broker for advice on any of the above or call
(1-800-437-6269) for shareholder reports.

875 Third Avenue
New York, NY 10022
CEE-3
(R-027581-13 6/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

November 1 through November 30	0	n/a	0	630,039
December 1 through December 31	0	n/a	0	630,039
January 1 through January 31	0	n/a	0	630,039
February 1 through February 28	0	n/a	0	630,039
March 1 through March 31	0	n/a	0	630,039
April 1 through April 30	0	n/a	0	630,039

Total	0	n/a	0

On July 29, 2022, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 622,066 shares during the period from August 1, 2022 through July 31, 2023. The Fund did not repurchase shares between August 1, 2022 and July 31, 2023.

On July 28, 2023, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 630,039 shares during the period from August 1, 2023 through July 31, 2024. The Fund did not repurchase shares between August 1, 2023 and April 30, 2024.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which stockholders may recommend nominees to the Fund’s Board. The Nominating and Governance Committee will consider nominee candidates properly submitted by stockholders in accordance with applicable law, the Fund's Articles of Incorporation or By-laws, resolutions of the Board and the qualifications and procedures set forth in the Nominating and Governance Committee Charter and this proxy statement. The Nominating and Governance Committee's Charter requires that a stockholder or group of stockholders seeking to submit a nominee candidate (i) must have beneficially owned at least 5% of the Fund's common stock for at least two years, (ii) may submit only one nominee candidate for any particular meeting of stockholders, and (iii) may submit a nominee candidate for only an annual meeting or other meeting of stockholders at which directors will be elected. The stockholder or group of stockholders must provide notice of the proposed nominee pursuant to the requirements found in the Fund's By-laws. Generally, this notice must be received not less than 90 days nor more than 120 days prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting. Such notice shall include the specific information required by the Fund's By-laws. The Nominating and Governance Committee will evaluate nominee candidates properly submitted by stockholders on the same basis as it considers and evaluates candidates recommended by other sources.

ITEM 11.	CONTROLS

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central and Eastern Europe Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	6/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	6/28/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/28/2024